Acquisition of 39PU (Details) - Schedule of finalization of the purchase price allocation	12 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Urban Tea [Member]
Acquisition of 39PU (Details) - Schedule of finalization of the purchase price allocation [Line Items]
Revenue	$ 865,705
Cost of revenues	(508,462)
Gross profit	357,243
Total operating expenses	(2,813,636)
Total other income, net	333,966
Net loss before income taxes	(2,122,427)
Income tax expenses
Net loss	(2,122,427)
Less: Net loss attributable to non-controlling interests	15,827
Net (loss) income attributable to BIT BROTHER LTD (fka URBAN TEA, INC.)’s Shareholders	$ (2,106,600)
(Loss) income per share- basic and diluted (in Dollars per share) | $ / shares	$ (0.06)
Weighted Average Shares Outstanding-Basic and Diluted (in Shares) | shares	33,227,331
39Pu [Member]
Acquisition of 39PU (Details) - Schedule of finalization of the purchase price allocation [Line Items]
Revenue	$ 119,028
Cost of revenues	(54,946)
Gross profit	64,082
Total operating expenses	(119,086)
Total other income, net	546,050
Net loss before income taxes	491,046
Income tax expenses
Net loss	491,046
Less: Net loss attributable to non-controlling interests
Net (loss) income attributable to BIT BROTHER LTD (fka URBAN TEA, INC.)’s Shareholders	$ 491,046
(Loss) income per share- basic and diluted (in Dollars per share) | $ / shares
Weighted Average Shares Outstanding-Basic and Diluted (in Shares) | shares
Pro Forma Financial Data [Member]
Acquisition of 39PU (Details) - Schedule of finalization of the purchase price allocation [Line Items]
Revenue	$ 984,733
Cost of revenues	(563,408)
Gross profit	421,325
Total operating expenses	(2,932,722)
Total other income, net	880,016
Net loss before income taxes	(1,631,381)
Income tax expenses
Net loss	(1,631,381)
Less: Net loss attributable to non-controlling interests	15,827
Net (loss) income attributable to BIT BROTHER LTD (fka URBAN TEA, INC.)’s Shareholders	$ (1,615,554)
(Loss) income per share- basic and diluted (in Dollars per share) | $ / shares	$ (0.05)
Weighted Average Shares Outstanding-Basic and Diluted (in Shares) | shares	33,227,331